Leases and Restricted Cash - Restricted Cash - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 22, 2014 Vessel	Dec. 31, 2013
Capital Lease Obligations [Line Items]
Restricted cash on deposit	$ 42,997,000		$ 497,298,000
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps and dry-docking expenditures and emergency repairs	39,200,000		21,700,000
Teekay Nakilat Corporation [Member]
Capital Lease Obligations [Line Items]
Security deposit against future claims	6,800,000
RasGas II LNG Carriers [Member]
Capital Lease Obligations [Line Items]
Number of capital leased vessels		3
Restricted cash on deposit	$ 6,800,000		$ 475,600,000
Weighted-average interest rates earned on deposits	0.60%		0.30%